Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Accounts Payable And Accrued Liabilitiestext Block [Abstract]
Schedule accounts payable and accrued liabilities
	June 30, 2022	December 31, 2021
	($)	($)
Accounts payable	248,328	386,030
Due to related parties (Note 14)	154,706	302,883
Accrued liabilities	102,628	143,486
	505,662	832,399